Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on:(3)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) ($)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)	Net Income ($ Millions)

2023	2,392,272	(340,197)	1,043,352	258,128	6.49	118.87	(258)
2022	4,806,435	967,855	1,470,480	535,641	37.51	113.65	(192)
2021	4,735,817	(1,607,944)	1,270,411	(724,313)	89.61	126.45	(178)
2020	3,835,030	9,627,615	1,695,086	2,856,434	186.44	126.42	(121)

Named Executive Officers, Footnote	Alexander D. Macrae was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023

D. Mark McClung	Prathyusha Duraibabu	Prathyusha Duraibabu	Prathyusha Duraibabu
R. Andrew Ramelmeier	D. Mark McClung	D. Mark McClung	Nathalie Dubois-Stringfellow
Sung H. Lee	R. Andrew Ramelmeier	R. Andrew Ramelmeier	Jason D. Fontenot
Gary H. Loeb	Robert J. Schott	Jason D. Fontenot	D. Mark McClung
Stéphane Boissel	Sung H. Lee

Peer Group Issuers, Footnote	The peer group total stockholder return, or TSR, set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 2,392,272	$ 4,806,435	$ 4,735,817	$ 3,835,030
PEO Actually Paid Compensation Amount	$ (340,197)	967,855	(1,607,944)	9,627,615
Adjustment To PEO Compensation, Footnote	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards and Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2023	2,392,272	(1,669,606)	(1,062,863)	(340,197)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	1,043,352	(546,307)	(238,917)	258,128
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO(4) ($)	Total - Inclusion of Equity Values for PEO ($)

2023	194,976	(842,101)	(415,738)	(1,062,863)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs(4) ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	63,797	(179,408)	(123,306)	(238,917)

Non-PEO NEO Average Total Compensation Amount	$ 1,043,352	1,470,480	1,270,411	1,695,086
Non-PEO NEO Average Compensation Actually Paid Amount	$ 258,128	535,641	(724,313)	2,856,434
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards and Option Awards” column are the totals from the “Stock Awards and Option Awards” columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2023	2,392,272	(1,669,606)	(1,062,863)	(340,197)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2023	1,043,352	(546,307)	(238,917)	258,128
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO(4) ($)	Total - Inclusion of Equity Values for PEO ($)

2023	194,976	(842,101)	(415,738)	(1,062,863)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs(4) ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2023	63,797	(179,408)	(123,306)	(238,917)

Equity Valuation Assumption Difference, Footnote	In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are for 2023, expected life between 2.7 years – 4.6 years, volatility between 68% - 79%, dividend yield of 0%, and risk-free interest rate between 3.5% - 5.0%.
Compensation Actually Paid vs. Total Shareholder Return
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between our TSR and that of the NASDAQ Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable year.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 6.49	37.51	89.61	186.44
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (258,000,000)	$ (192,000,000)	$ (178,000,000)	$ (121,000,000)
PEO Name	Alexander D. Macrae
Additional 402(v) Disclosure
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between Company performance and executive compensation for our principal executive officer, or PEO, and our non-PEO NEOs. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to the NEOs. Accordingly, we have omitted the tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K.
For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, please see the section entitled “Executive Compensation—Compensation Discussion and Analysis.”
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Equity Valuation Assumption, Expected Term, Options, Minimum	2 years 8 months 12 days
Equity Valuation Assumption, Expected Term, Options, Maximum	4 years 7 months 6 days
Equity Valuation Assumption, Volatility, Options, Minimum	68.00%
Equity Valuation Assumption, Volatility, Options, Maximum	79.00%
Equity Valuation Assumption, Dividend Yield, Options	0.00%
Equity Valuation Assumption, Risk Free Interest Rate, Options, Minimum	3.50%
Equity Valuation Assumption, Risk Free Interest Rate, Options, Maximum	5.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,669,606)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,062,863)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,976
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(842,101)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(415,738)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(546,307)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,917)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,797
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,408)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (123,306)